Intangible Assets - Research and Development Expenditures Recognized as Expense (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Research and development costs expensed as incurred	₩ 416,445	₩ 391,327	₩ 387,675